Segment Information (Tables)	6 Months Ended
Jun. 30, 2015
SEGMENT INFORMATION [Abstract]
Segments Summarized Financial Information

	Three Month Period ended June 30, 2015	Three Month Period ended June 30, 2014	Six Month Period ended June 30, 2015	Six Month Period ended June 30, 2014
Asia	$36,318	$29,709	$74,502	$61,699
Europe	15,180	15,699	27,995	33,241
North America	2,426	5,952	5,665	10,340
Australia	2,549	3,818	5,097	7,396

Total	$56,473	$55,178	$113,259	$112,676